COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Purchase commitments	$ 14,218	$ 13,509
Guarantees, pledges and other collateral	8,159	8,003
Capital expenditure commitments	178	330
Other commitments	1,549	1,576
Total	$ 24,104	$ 23,418